LOSS PER SHARE	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
LOSS PER SHARE

10 LOSS PER SHARE

	Year ended	Year ended	Year ended
	31 March 2025	31 March 2024	31 March 2023
	USD	USD	USD
Loss for the year
Loss for the year for the purpose of basic loss per share	(5,212,879)	(4,871,387)	(9,257,598)
Effect of dilutive potential ordinary shares:
Fair value change of Preferred Shares	(4,117,648)	(4,101,000)	N/A
Loss for the year for the purpose of diluted loss per share	(9,330,527)	(8,972,387)	(9,257,598)
Number of shares
Weighted average number of ordinary shares for the purpose of basic loss per share – post-recapitalization	15,664,305	9,514,886	9,497,240
Effect of dilutive potential ordinary shares:
Preferred Shares – post-recapitalization	1,861,766	2,460,000	N/A
Weighted average number of ordinary shares for the purpose of diluted loss per share – post-recapitalization	17,526,071	11,974,886	9,497,240

Due to the losses during the years ended 31 March 2023, 2024 and 2025, certain anti-dilutive instruments were excluded from the calculation of diluted loss per share. The excluded instruments (post-recapitalization), which are determined as anti-dilutive, include:

●	Share option awards of 780,058 at 31 March 2025; 2024: 1,585,880 (pre- capitalization 1,943), (2023: 1,266,900 (pre-capitalization: 1,545), see note 23;
●	Preferred shares of 3,000 shares, with recapitalized amount of 2,460,000, at 31 March 2023 (2024 and 2025: N/A), see note 17; and
●	Convertible loan notes with aggregate face values of $3,350,000 and $3,250,000 31 March 2024 and 2023, respectively, see note 18.